United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3947

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 1-3 Years

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated U.S. Government Securities Fund: 1-3 Years

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 92.1%
$45,000,000		1.375%, 3/15/2013	45,421,875
45,000,000		1.000%, 7/15/2013	45,387,481
7,000,000	[1]	2.750%, 10/31/2013	7,246,914
15,000,000		0.500%, 11/15/2013	15,054,546
17,600,000	[2]	1.250%, 2/15/2014	17,891,500
6,000,000		1.250%, 3/15/2014	6,105,491
10,000,000		0.750%, 6/15/2014	10,094,521
40,000,000		0.625%, 7/15/2014	40,281,148
30,000,000		2.625%, 7/31/2014	31,504,551
105,000,000		0.250%, 2/15/2015	104,761,083
32,000,000		0.375%, 3/15/2015	32,029,798
5,000,000		1.250%, 10/31/2015	5,137,500
10,000,000		0.875%, 1/31/2017	10,118,482
5,000,000		0.875%, 2/28/2017	5,059,503
26,040,480	[3]	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	26,274,420
10,836,500		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	11,273,346
		TOTAL U.S. TREASURY (IDENTIFIED COST $411,130,299)	413,642,159
		FDIC-GUARANTEED DEBT – 7.4%
33,000,000		General Motors Acceptance Corp., LLC, 2.200%, 12/19/2012 (IDENTIFIED COST $32,959,522)	33,378,510
		Repurchase Agreement – 6.0%
26,912,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202 (purchased with proceeds from securities lending collateral). (AT COST)	26,912,000
		TOTAL INVESTMENTS — 105.5% (IDENTIFIED COST $471,001,821)[4]	473,932,669
		OTHER ASSETS AND LIABILITIES - NET — (5.5)%[5]	(24,611,282)
		TOTAL NET ASSETS — 100%	$449,321,387

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[6] United States Treasury Notes 2-Year Long Futures	846	$186,463,688	September 2012	$117,073
[6] United States Treasury Notes 10-Year Short Futures	614	$82,237,625	September 2012	$(742,569)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(625,496)

The average notional value of long and short futures contracts held by the Fund throughout the period was $152,311,700 and $72,155,445, respectively. This is based on amounts held as of each month-end throughout the period.

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
2	Floating rate note with current rate shown.
3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

As of May 31, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$24,215,609	$26,912,000
4	At May 31, 2012, the cost of investments for federal tax purposes was $471,001,821. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,930,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,015,773 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,925.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S Treasury	$ —	$413,642,159	$ —	$413,642,159
FDIC-Guaranteed Debt	—	33,378,510	—	33,378,510
Repurchase Agreement	—	26,912,000	—	26,912,000
TOTAL SECURITIES	$ —	$473,932,669	$ —	$473,932,669
OTHER FINANCIAL INSTRUMENTS*	$(625,496)	$ —	$ —	$(625,496)
*	Other financial instruments include futures contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S. Government Securities Fund: 1-3 Years

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012